Financial risk management (Details) € in Thousands				1 Months Ended			12 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 21, 2022	Jul. 30, 2021 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($) installment	Nov. 30, 2023 USD ($)	Jun. 30, 2023	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2016 EUR (€) installment
Financial risk management
Debt instruments							$ 154,780,000	$ 343,442,000
Percentage of sensitivity of currency, appreciation or depreciation							10.00%
Sensitivity depreciation or depreciation impact on on increase (decrease) the net profit before tax							$ 16,502,000	62,764,000
Bank borrowings							46,548,000	77,833,000
Restricted cash and cash equivalents							1,179,000	5,008,000	$ 2,272,000
Repayment of debt							456,506,000	919,932,000	671,467,000
Long-term power purchase commitments							434,507,000	526,841,000
Outstanding balance							$ 46,548,000	77,833,000
France
Financial risk management
Principal amount										$ 5,300,000
Notes in Restructuring [member] | Ordinary shares [member]
Financial risk management
Proceeds from issuing shares									$ 40,000,000
ABL Revolver
Financial risk management
Term of loan						5 years
Maximum borrowing capacity						$ 100,000,000
Credit facility term						5 years
Sociedad Estatal de Participaciones Industriales loan
Financial risk management
Principal amount														$ 38,300,000	€ 34,500
Financial Loans With Governments Agencies
Financial risk management
Fixed Interest Rate							3.75%
Secured Reinstated Senior Notes [Member]
Financial risk management
Exchange percentage			98.588%
Fixed Interest Rate			9.375%
Conversion Price			$ 1,000
Debt repurchase amount							$ 27,390,000					$ 2,000,000
Accrued Interest On Senior Notes Repurchased.						$ 641,000	256,000					$ 31,000
Senior Notes due 2022
Financial risk management
Principal amount																	$ 350,000,000	$ 350,000,000
Fixed Interest Rate									9.375%								9.375%	9.375%
Senior Notes due 2022 | Notes in Restructuring [member]
Financial risk management
Exchange percentage									98.60%
Senior Secured Notes due in 2025 [Member]
Financial risk management
Fixed Interest Rate													9.375%
Potential redemption of notes as a percentage of aggregate principal amount	102.3475%
Debt repurchase amount	$ 150,000,000.0			$ 150,000,000.0		$ 19,048,000
Accrued Interest On Senior Notes Repurchased.	$ 14,000,000.0			$ 14,000,000.0
Senior Secured Notes due in 2025 [Member] | Notes in Restructuring [member]
Financial risk management
Fixed Interest Rate									9.375%
Conversion Price									$ 1,000
Senior Secured Notes due in 2025 [Member] | Notes in Restructuring [member] | Ordinary shares [member]
Financial risk management
Proceeds from issuing shares									51,611,000
Super Senior Notes due in 2025 [Member]
Financial risk management
Potential redemption of notes as a percentage of aggregate principal amount		100.00%
Debt repurchase amount							150,000,000.0
Super Senior Notes due in 2025 [Member] | Notes in Restructuring [member]
Financial risk management
Principal amount									$ 60,000,000
Fixed Interest Rate									9.00%
Interest rate risk
Financial risk management
Debt instruments							154,780,000	343,442,000
Additional borrowing cost if 1% increase in floating interest rate							604,000	812,000
Bank borrowings							46,548,000	77,833,000
Outstanding balance							$ 46,548,000	77,833,000
Interest rate risk | Percentage One Member [Member]
Financial risk management
Increase in floating interest rate, Percentage							1.00%
Foreign currency risk | Secured Super Senior Notes [Member]
Financial risk management
Principal amount			60,000,000
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount			$ 350,000,000
Liquidity risk
Financial risk management
Bank borrowings							$ 310,998,000
Restricted cash and cash equivalents							137,649,000	322,943,000
Current amount drawn down							61,535,000
Non-current amount drawn down							249,463,000
Outstanding balance							310,998,000
Liquidity risk | ABL Revolver | Bank of Montreal [member]
Financial risk management
Term of loan						5 years
Maximum borrowing capacity						$ 100,000,000
Credit facility term						5 years
Liquidity risk | Loan with BNP Paribas | France
Financial risk management
Principal amount										$ 5,300,000						€ 4,500
Fee										0.50%						0.50%
Liquidity risk | Senior Notes due 2022 | Notes in Restructuring [member]
Financial risk management
Principal amount									$ 350,000,000
Exchange percentage									98.60%
Fixed Interest Rate									9.375%
Liquidity risk | Senior Secured Notes due in 2025 [Member] | Notes in Restructuring [member]
Financial risk management
Principal amount									$ 1,000
Fixed Interest Rate	9.375%			9.375%					9.375%
Conversion Price									$ 1,000
Redemption price of notes at change of control					100.00%
Potential redemption of notes as a percentage of aggregate principal amount				102.34375%
Debt repurchase amount	$ 150,000,000.0			$ 150,000,000.0
Accrued Interest On Senior Notes Repurchased.	$ 14,000,000.0			$ 14,000,000.0
Liquidity risk | Senior Secured Notes due in 2025 [Member] | Notes in Restructuring [member] | Ordinary shares [member]
Financial risk management
Proceeds from issuing shares									51,600,000
Liquidity risk | Super Senior Notes due in 2025 [Member] | Notes in Restructuring [member]
Financial risk management
Principal amount									$ 60,000,000.0
Fixed Interest Rate									9.00%
Liquidity risk | Ministry [Member]
Financial risk management
Fixed Interest Rate											3.60%								3.60%
Loans received											$ 50,200,000								€ 44,900
Number of loan installments | installment											7								7
Liquidity risk | Loan with Investissement Quebec [Member] | Canda
Financial risk management
Principal amount										$ 7,000,000.0
Repayment term										7 years
Payment deferral period										3 years
Factoring of receivables | Liquidity risk
Financial risk management
Bank borrowings							30,683,000	56,157,000
Upfront cash consideration							431,274,000	835,388,000
Repayment of debt							454,576,000	863,192,000
Outstanding balance							$ 30,683,000	$ 56,157,000
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial risk management
Loans received											$ 50,223,000								€ 44,999
Number of loan installments | installment											7								7
Borrowings term											10 years
Grace period at start of loan											3 years
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan
Financial risk management
Principal amount | €															34,500
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Liquidity risk | Sociedad Estatal de Participaciones Industriales loan | Spain
Financial risk management
Principal amount														$ 38,300,000	€ 34,500